UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22855

Investment Company Act File Number

Currency Income Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Currency Income Advantage Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 24.3%

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — 9.5%
Dominican Republic, 10.40%, 5/10/19(1)	DOP	61,200	$1,332,710
Dominican Republic, 13.50%, 8/4/17(1)	DOP	1,500	32,747
Dominican Republic, 14.00%, 6/8/18(1)	DOP	39,000	881,414

Total Dominican Republic			$2,246,871

Iceland — 14.8%
Republic of Iceland, 6.25%, 2/5/20	ISK	175,095	$963,370
Republic of Iceland, 7.25%, 10/26/22	ISK	234,038	1,370,699
Republic of Iceland, 8.75%, 2/26/19	ISK	203,944	1,164,117

Total Iceland			$3,498,186

Total Foreign Government Bonds (identified cost $6,630,974)			$5,745,057

Short-Term Investments — 68.8%

U.S. Treasury Obligations — 44.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/16/17		$200	$199,963
U.S. Treasury Bill, 0.00%, 3/2/17		10,300	10,296,045

Total U.S. Treasury Obligations (identified cost $10,495,977)			$10,496,008

Other — 24.4%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(2)		5,775,258	$5,775,835

Total Other (identified cost $5,776,116)			$5,775,835

Total Short-Term Investments (identified cost $16,272,093)			$16,271,843

Total Investments — 93.1% (identified cost $22,903,067)			$22,016,900

Other Assets, Less Liabilities — 6.9%			$1,619,722

Net Assets — 100.0%			$23,636,622

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $2,246,871 or 9.5% of the Portfolio’s net assets.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $7,549.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	146,132	USD	154,666	Standard Chartered Bank	4/13/17	$3,599	$—
USD	783,597	EUR	728,000	Standard Chartered Bank	4/13/17	—	(4,845)
USD	4,545,575	EUR	4,297,969	Standard Chartered Bank	4/13/17	—	(109,234)

						$3,599	$(114,079)

Currency Abbreviations:

DOP	-	Dominican Peso

EUR	-	Euro

ISK	-	Icelandic Krona

USD	-	United States Dollar

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

At January 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $3,599 and $114,079, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$23,041,557

Gross unrealized appreciation	$31
Gross unrealized depreciation	(1,024,688)

Net unrealized depreciation	$(1,024,657)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$5,745,057	$—	$5,745,057
Short-Term Investments -
U.S. Treasury Obligations	—	10,496,008	—	10,496,008
Other	—	5,775,835	—	5,775,835
Total Investments	$—	$22,016,900	$—	$22,016,900
Forward Foreign Currency Exchange Contracts	$—	$3,599	$—	$3,599
Total	$—	$22,020,499	$—	$22,020,499

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(114,079)	$—	$(114,079)
Total	$—	$(114,079)	$—	$(114,079)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Currency Income Advantage Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017